ORGANIZATION AND PRINCIPAL ACTIVITIES - VIE Arrangements between the VIEs and the Company' s PRC subsidiary (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable interest entity
Revenue	¥ 3,232,731	$ 468,702	¥ 5,303,835	¥ 5,825,624
Cost	2,495,638	361,834	4,105,767	4,742,668
Net income/(loss)	(275,515)	(39,946)	88,605	173,324
Net cash (used in)/ provided by operating activities	(284,169)	(41,202)	308,968	185,196
Net cash (used in)/provided by investing activities	314,547	45,604	(265,321)	(433,083)
Net cash (used in)/provided by investing activities	113,563	$ 16,465	17,133	(146,375)
VIEs
Variable interest entity
Revenue	220,607		131,379	25,994
Cost	49,359		1,291,468	214,289
Net income/(loss)	(237,517)		(60,908)	152,908
Net cash (used in)/ provided by operating activities	(958,297)		(794,936)	(162,243)
Net cash (used in)/provided by investing activities	7,280		(83,325)	(30,404)
Net cash (used in)/provided by investing activities	(60,361)		(156,406)	154,557
VIEs | Related Party and Third Parties
Variable interest entity
Revenue	2,805,557		4,859,414	5,790,475
Cost	2,355,718		2,870,809	4,556,588
VIEs | Third party
Variable interest entity
Net cash (used in)/ provided by operating activities	537,068		1,248,860	218,030
Net cash (used in)/provided by investing activities	¥ 461,320		¥ (233,934)	(490,270)
Net cash (used in)/provided by investing activities				¥ (98,390)